John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio Investment Strategy - John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in municipal securities, the income from which is exempt from federal income tax. Investments in bonds subject to the alternative minimum tax (AMT) may be counted toward the fund’s 80% investment policy. To the extent that the fund invests in bonds that are subject to the AMT, the income paid by the fund may not be entirely tax-free to all investors. The manager primarily invests in medium and lower quality municipal securities rated A or lower by S&P Global Ratings (S&P), Fitch Ratings, Inc. (Fitch Ratings) or Moody’s Investors Service, Inc (Moody’s) or comparable rating by any nationally recognized statistical ratings organization (NRSRO) or their unrated equivalents. Non-investment grade securities may also be referred to as below investment grade securities, commonly known as “junk bonds.” The fund may invest in fixed income securities which include bonds, debt securities and other similar instruments. The fund’s investment policies are based on credit ratings at the time of purchase. The fund may buy bonds of any maturity or duration. The fund may invest heavily in bonds from any given state or region and may have substantial investments in obligations of certain states and their agencies, instrumentalities, and/or political subdivisions. The fund may invest in general obligation bonds or bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), which tend to offer higher yields than general obligation bonds. The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities, and debt indexes; tender option bonds and inverse floating-rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns. The fund may also use tender option bond transactions to seek to enhance potential gains. The fund will look through to the underlying municipal bonds held by a tender option bond trust for purposes of the fund’s 80% policy. The fund may leverage its assets through the use of proceeds received as a result of tender option bond transactions. The fund may contribute up to 15% of its holdings in municipal securities to tender option bond transactions. The fund may also trade securities actively.